Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2021
Entity File Number	000-55005
Entity Registrant Name	Sunnyside Bancorp, Inc.
Entity Central Index Key	0001571398
Entity Tax Identification Number	46-3001280
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	56 Main Street
Entity Address, City or Town	Irvington
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10533
City Area Code	(914)
Local Phone Number	591-8000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false